Warrants (Details) - USD ($)					3 Months Ended	12 Months Ended
	May 05, 2020	May 05, 2020	Feb. 22, 2019	Mar. 06, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of warrant outstanding	375,000	375,000			10,125	10,125
Warrants exercise price (in dollars per share)	$ 1.25	$ 1.25
Warrants expiration date	May 05, 2025	May 05, 2025
Warrants exercised						67,125	297,750
Issuance of common stock shares						44,482	95,434
Warrants exercisable, intrinsic value					$ 5,000
Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrant outstanding					7,691	7,691	7,759	7,682
Warrants exercise price (in dollars per share)					$ 11.75	$ 11.75	$ 11.66	$ 11.76
Warrants exercised					0	(68)	(298)
Warrants exercisable, intrinsic value						$ 4,000
Right Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price (in dollars per share)			$ 11.76
Number of shares issued upon right offering			5,976,000	1,706,000
Share price (in dollars per share)			$ 5.792	$ 11.76
Additional share price (in dollars per share)			$ 11.76	$ 11.76
Term of warrants			5 years	5 years